Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite Lived intangible Asset	The following table summarizes the carrying amount of the Company's intangible assets, net of accumulated amortization (in thousands):

	December 31,
	2021	2020
Software licenses	$288	$291
Less: accumulated amortization	(223)	(133)
Total intangibles assets, net	$65	$158